Summary of Significant Accounting Policies - Schedule of Stock-Based Compensation Expense (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 03, 2021	Mar. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense		$ 21,000	$ 80,000	$ 87,000	$ 84,000
Cost of Commercial product revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense		1,000	3,000	3,000	3,000
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense		2,000	9,000	10,000	12,000
Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense		$ 18,000	$ 68,000	$ 74,000	$ 69,000